United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of the Quarter Ended 12/31/1999.

Institutional Investment Manager Filing this Report:

Name:       Ayrshire Associates, Inc.
Address:    1200 Eighteenth Street, NW
            Suite 300
            Washington, DC   20036

13F File Number:   028-07230

The Institutional Investment Manger filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct, and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing this report on behalf of Reporting Manager:

Name:           James K. Ferguson
Title:          President
Phone Number:   202-293-9113

Signature, Place, and Date of Signing:

James K. Ferguson       Washington, DC         February 14, 2000


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      536    10548 SH       SOLE                    10548
AT&T Liberty Media Group Class COM              001957208     1272    22390 SH       SOLE                    22390
AT&T Liberty Media Group Class COM              001957307      518     7530 SH       SOLE                     7530
Abbott Laboratories            COM              002824100     1573    43320 SH       SOLE                    43320
America Online                 COM              02364J104      338     4455 SH       SOLE                     4455
American Home Products         COM              026609107      525    13364 SH       SOLE                    13364
BB&T Corp.                     COM              054937107      306    11170 SH       SOLE                    11170
BP Amoco ADR                   COM              055622104      289     4878 SH       SOLE                     4878
Ball                           COM                             291     7400 SH       SOLE                     7400
Bank of America                COM              060505104     3612    71976 SH       SOLE                    71976
Bell Atlantic                  COM              077853109      740    12026 SH       SOLE                    12026
BellSouth                      COM              079860102      886    18934 SH       SOLE                    18934
Best Foods                     COM              08658U101      240     4564 SH       SOLE                     4564
Bristol-Myers Squibb           COM              110122108      651    10141 SH       SOLE                    10141
Carnival                       COM              143658102     5318   111225 SH       SOLE                   111225
Cincinnati Financial           COM              172062101      434    13931 SH       SOLE                    13931
Cintas                         COM              172908105     2190    41225 SH       SOLE                    41225
Cisco Systems                  COM              17275R102    69740   651017 SH       SOLE                   651017
Citigroup                      COM              172967101      187     3352 SH       SOLE                     3352
Comcast Class A Special        COM              200300200     4980    98490 SH       SOLE                    98490
Comerica                       COM              200340107      210     4500 SH       SOLE                     4500
Dell Computers                 COM              247025109      322     6320 SH       SOLE                     6320
EMC                            COM              268648102    25788   236042 SH       SOLE                   236042
Ecolab                         COM              278865100     2323    59370 SH       SOLE                    59370
Elan                           COM              284131208     5553   188253 SH       SOLE                   188253
Exxon Mobil Corp.              COM              30231G102     3075    38167 SH       SOLE                    38167
Fannie Mae                     COM              313586109      717    11477 SH       SOLE                    11477
GTE                            COM              362320103      307     4352 SH       SOLE                     4352
General Electric               COM              369604103    10995    71052 SH       SOLE                    71052
Global Crossing Ltd.           COM              G3921A100      245     4900 SH       SOLE                     4900
Hewlett-Packard                COM              428236103      370     3250 SH       SOLE                     3250
Home Depot                     COM              437076102     8422   122500 SH       SOLE                   122500
IBM                            COM              459200101     4270    39583 SH       SOLE                    39583
Intel                          COM              458140100     3273    39765 SH       SOLE                    39765
JDS Uniphase Corp.             COM              46612J101    23083   143094 SH       SOLE                   143094
Johnson & Johnson              COM              478160104     1812    19435 SH       SOLE                    19435
Linear Technology              COM              535678106     6266    87560 SH       SOLE                    87560
Lucent Technologies            COM              549463107    12524   166989 SH       SOLE                   166989
MBNA                           COM              55262L100     4766   174904 SH       SOLE                   174904
Maxim Integrated Products      COM              57772K101     3350    71000 SH       SOLE                    71000
McCormick & Co Vtg             COM              579780107      581    19360 SH       SOLE                    19360
McDonald's                     COM              580135101      757    18787 SH       SOLE                    18787
Medtronic                      COM              585055106     4448   122060 SH       SOLE                   122060
Merck                          COM              589331107     1895    28205 SH       SOLE                    28205
Mercury Interactive Corp       COM              589405109     1350    12510 SH       SOLE                    12510
Microsoft                      COM              594918104    38153   326790 SH       SOLE                   326790
Omnicom Group                  COM              681919106    11327   113275 SH       SOLE                   113275
Oracle                         COM              68389X105     9766    87146 SH       SOLE                    87146
PepsiCo                        COM              713448108      780    22126 SH       SOLE                    22126
Pfizer                         COM              717081103     4448   137133 SH       SOLE                   137133
Procter & Gamble               COM              742718109     1542    14070 SH       SOLE                    14070
QUALCOMM                       COM              747525103    31019   176120 SH       SOLE                   176120
SBC Communications             COM              78387G103      757    15536 SH       SOLE                    15536
SanDisk                        COM              80004C101     3768    39145 SH       SOLE                    39145
Schering-Plough                COM              806605101     4655   109858 SH       SOLE                   109858
Sideware Systems Inc.          COM              825907108      180    22000 SH       SOLE                    22000
SouthTrust                     COM              844730101      415    10962 SH       SOLE                    10962
Sun Microsystems               COM              866810104      964    12450 SH       SOLE                    12450
Sysco                          COM              871829107      866    21900 SH       SOLE                    21900
Thistle Group Holdings Co      COM              88431E103       95    13557 SH       SOLE                    13557
VERITAS Software               COM              923436109    17723   123832 SH       SOLE                   123832
Wal-Mart Stores                COM              931142103      686     9925 SH       SOLE                     9925
Walgreen                       COM              931422109     7960   272125 SH       SOLE                   272125
Warner Lambert                 COM              934488107      246     3000 SH       SOLE                     3000
Wells Fargo                    COM              949746101     4137   102305 SH       SOLE                   102305
Xilinx                         COM              983919101     9705   213450 SH       SOLE                   213450
Yahoo                          COM              984332106      347      802 SH       SOLE                      802
American Century 20th Ultra Fu                  025083882      375 8198.877 SH       SOLE                 8198.877
Vanguard Index Trust 500                        922908108      425 3138.315 SH       SOLE                 3138.315